Goodwill and Other Intangible Assets (Tables)	12 Months Ended
May 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill, by Reportable Segment

The changes in the carrying amount of goodwill, by reportable segment, for the years ended May 31, 2017 and 2016, are as follows:

	Industrial	Specialty	Consumer
(In thousands)	Segment	Segment	Segment	Total
Balance as of June 1, 2015	$476,700	$165,934	$573,054	$1,215,688
Acquisitions	18,834	7,168	3,760	29,762
Translation adjustments	(20,125)	(1,388)	(4,307)	(25,820)
Balance as of May 31, 2016	475,409	171,714	572,507	1,219,630
Acquisitions	41,268	3,273	30,820	75,361
Impairments			(141,394)	(141,394)
Translation adjustments	(342)	(1,009)	(8,333)	(9,684)
Balance as of May 31, 2017	$516,335	$173,978	$453,600	$1,143,913

Other Intangible Assets Major Classes

Other intangible assets consist of the following major classes:

		Gross		Accumulated	Net Other
	Amortization	Carrying	Accumulated	Impairment	Intangible
(In thousands)	Period (In Years)	Amount	Amortization	Charge	Assets
As of May 31, 2017
Amortized intangible assets
Formulae	5 to 33	$230,140	$(128,825)	$(15,463)	$85,852
Customer-related intangibles	5 to 33	370,255	(122,772)	(30,363)	217,120
Trademarks/names	5 to 40	36,461	(15,480)		20,981
Other	2 to 20	37,743	(21,288)	(198)	16,257
Total Amortized Intangibles		674,599	(288,365)	(46,024)	340,210
Indefinite-lived intangible assets
Trademarks/names		240,456		(7,574)	232,882
Total Other Intangible Assets		$915,055	$(288,365)	$(53,598)	$573,092
As of May 31, 2016
Amortized intangible assets
Formulae	3 to 33	$234,483	$(140,376)	$-	$94,107
Customer-related intangibles	3 to 33	331,008	(114,469)		216,539
Trademarks/names	5 to 40	30,742	(15,817)		14,925
Other	2 to 20	47,744	(27,745)		19,999
Total Amortized Intangibles		643,977	(298,407)	-	345,570
Indefinite-lived intangible assets
Trademarks/names		230,431		(600)	229,831
Total Other Intangible Assets		$874,408	$(298,407)	$(600)	$575,401